Leases - Schedule of Rent Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule Of Rent Expense [Abstract]
Minimum rentals	$ 16	$ 12	$ 11
Contingent rentals	1	5	4
Rent expense	$ 17	$ 17	$ 15